Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 158,942	$ 523,690	$ 178,961
Accounts receivable, net	183,634	40,675	28,573
Due from former owners			32,519
Inventory	476,991	516,650	571,512
Refundable income tax			151,796
Prepaid expenses and other current assets	513,647	942,456	388,759
Total current assets	1,333,214	2,023,471	1,352,120
Restricted cash - non-current	234,500	200,000	200,000
Property and equipment, net	7,025,647	6,382,788	7,949,144
Right-of-use assets	1,748,589	1,879,729	1,616,198
Intangible assets	1,426,446	1,633,927	2,513,028
Goodwill	8,988,263	8,022,082	8,147,590
Other assets	53,997	53,997	12,895
Total assets	20,810,656	20,195,994	21,790,975
Current liabilities:
Accounts payable	1,875,438	1,979,503	3,206,594
Accrued expenses	1,013,364	285,770	858,334
Cumulative Series A preferred stock dividends payable			92,322
Operating lease liabilities	166,945	183,981	141,691
Loans payable, net of discount	2,738,871	2,340,020	1,713,831
Convertible notes payable, net of discount	258,393		100,000
Promissory note, net of discount	511,682
Notes payable, net of discount	3,486,268	3,410,465	1,469,043
Total current liabilities	10,050,961	8,199,739	7,581,815
Operating lease liabilities, non-current	1,857,960	1,943,487	1,514,044
Notes payable - noncurrent	8,455,473	8,490,763	13,483,375
Total liabilities	20,364,394	18,633,989	22,579,234
Stockholder's Equity
Additional paid in capital	42,245,614	37,911,867	20,426,569
Accumulated deficit	(41,799,885)	(36,350,281)	(21,215,257)
Total stockholder's equity	446,262	1,562,005	(788,259)
Total liabilities and stockholder's equity	20,810,656	20,195,994	21,790,975
Class A Common Stock
Stockholder's Equity
Common stock value	231	117
Class B Common Stock
Stockholder's Equity
Common stock value	$ 302	302	389
Convertible Series A Preferred Stock
Stockholder's Equity
Convertible series A preferred stock, $0.0001 par value, 1 million shares authorized, 0 and 403,640 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively.			$ 40